Related Party Transactions (Details Narrative) - Willow Lane Acquisition Corp [Member] - USD ($)						3 Months Ended		6 Months Ended	9 Months Ended
	Nov. 12, 2024	Nov. 08, 2024	Nov. 07, 2024	Sep. 27, 2024	Jul. 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Nov. 18, 2024
Related Party Transaction [Line Items]
Issuance of Class C Units							$ 25,000	$ 25,000
Related Party [Member]
Related Party Transaction [Line Items]
Conversion price per share						$ 1.00		$ 1.00	$ 1.00
Related Party [Member] | Administrative Service [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Payment of administrative service amount		$ 10,000	$ 10,000
Administrative service amount						$ 30,000		$ 20,000	$ 90,000
Working Capital Loans [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding						0		0	0
Convertible working capital loans								1,500,000	1,500,000
IPO [Member]
Related Party Transaction [Line Items]
Issuance of Class C Units, shares	12,650,000
Issuance of Class C Units	$ 126,500,000
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate amount						$ 300,000		$ 300,000	$ 300,000
Working capital loans outstanding	$ 103,576									$ 103,576
Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of Class C Units, shares				4,628,674
Share price				$ 0.005
Common Class B [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issuance of Class C Units, shares							4,628,674	4,628,674
Issuance of Class C Units							$ 463	$ 463
Common Class A [Member]
Related Party Transaction [Line Items]
Share price	$ 12.00			$ 12.00
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Issuance of Class C Units, shares				603,740
Over-allotment option exercised				12,650,000
Founder Shares [Member] | IPO [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares				26.79%
Sponsors [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of Class C Units, shares				264,424	4,364,250
Share price				$ 0.006	$ 0.006
Issuance of Class C Units				$ 25,000	$ 25,000
Sponsors [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Share price					$ 0.0001